SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 01, 2016 $ / shares shares	Dec. 03, 2015 USD ($) $ / shares shares	Nov. 01, 2014 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares shares	Nov. 18, 2013 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized | shares				120,000,000				120,000,000	120,000,000
Ordinary shares, par value per share | ₪ / shares							₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares issued in private placement | shares	782,981	4,436,898
Gross proceeds from private placement		$ 10,125
Purchase price per share (in dollars per share) | $ / shares		$ 2.282
Period taken to calculate the average closing price of an ordinary share		30 days
Share price | $ / shares	$ 1.939
Weighted average fair value of stock options granted | $ / shares				$ 0.64	$ 1.14	$ 4.49
Options outstanding, in-the-money | shares				1,262,969
Options outstanding, out of the money | shares				4,091,251
Total intrinsic value of options exercised				$ 1	$ 9
Number of stock options accelerated | shares						479,980
Total expense incurred in connection with the acceleration						$ 4,800
Total expense incurred				$ 6,844	$ 6,738	$ 13,769
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares				7,719,995
Undertone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares granted | shares				200,000
Weighted average exercise price of warrants | $ / shares				$ 3.03
Weighted-average grant-date fair value | $ / shares				$ 1.23
Total expense incurred				$ 2
Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares					$ 0.90
Unrecognized compensation cost related to outstanding stock options and RSUs				$ 332
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition				1 year 3 months
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs				$ 182
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition				1 year 11 months 27 days
Stock Options And Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs				$ 1,179
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition				1 year 3 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options accelerated | shares			33,333
Total expense incurred in connection with the acceleration			$ 220
Restricted Stock Units (RSUs) [Member] | Stock Option Plan 2003 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years
Restricted Stock Units (RSUs) [Member] | Stock Option Plan 2003 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				1 year